Mundoval Fund
	Schedule of Investments
	March 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,500	Airbus SE **	$ 161,560	0.59%

Aircraft Engines & Engine Parts
800	Honeywell International Inc.	164,200
4,000	RTX Corp.	390,120
		554,320	2.04%

Beverages
4,000	Diageo PLC **	594,960
12,000	LVMH Moët Hennessy Louis Vuitton **	2,172,360
		2,767,320	10.19%

Cable & Other Pay Television Services
2,064	The Walt Disney Company *	252,551	0.93%

Electronic Computers
10,000	Apple Inc.	1,714,800	6.31%

Fabricated Rubber Products, NEC
400	West Pharmaceutical Services, Inc.	158,284	0.58%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. Class B *	672,832	2.48%

Food and Kindred Products
6,000	Nestlé S.A. **	637,200	2.35%

Guided Missiles & Space Vehicles & Parts
700	Lockheed Martin Corporation	318,409	1.17%

Hospital & Medical Service Plans
500	Elevance Health, Inc.	259,270	0.95%

Industrial Inorganic Chemicals
400	Linde PLC (United Kingdom)	185,728	0.68%

Interactive Media & Services
2,500	Tencent Holdings Limited **	97,575	0.36%

National Commercial Banks
25,000	Bank of America Corporation	948,000
500	Capital One Financial Corporation	74,445
		1,022,445	3.76%

Perfumes, Cosmetics & Other Toilet Preparations
5,000	The Estée Lauder Companies Inc. Class A	770,750	2.84%

Pharmaceutical Preparations
2,000	Merck & Co.	263,900
18,000	Novo Nordisk A/S **	2,311,200
10,000	Roche Holding Ltd. **	319,200
600	Zoetis Inc. Class A	101,526
		2,995,826	11.03%

Plastic Material, Synth Resin/Rubber, Cellulose (No Glass)
200	Celanese Corporation	34,372	0.13%

Retail - Family Clothing Stores
12,000	The TJX Companies, Inc.	1,217,040	4.48%

Retail - Variety Stores
100	Costco Wholesale Corporation	73,263	0.27%

Rubber & Plastics Footwear
8,000	NIKE, Inc. - Class B	751,840	2.77%

Search, Detection, Navigation, Guidance, Aeronautical Systems
500	Northrop Grumman Corp.	239,330	0.88%

Security & Commodity Brokers, Dealers, Exchanges & Services
5,000	T. Rowe Price Group, Inc.	609,600	2.24%

Security Brokers, Dealers & Flotation Companies
150	BlackRock, Inc.	125,055
1,500	The Charles Schwab Corporation	108,510
		233,565	0.86%

Semiconductors & Related Devices
2,000	Intel Corporation	88,340
7,500	Taiwan Semiconductor Manufacturing Company Ltd. **	1,020,375
		1,108,715	4.08%

Services - Business Services, NEC
7,000	MasterCard Incorporated Class A	3,370,990
700	Visa Inc. Class A	195,356
		3,566,346	13.13%

Services - Computer Programming, Data Processing, Etc.
14,000	Alphabet Inc. Class A *	2,113,020
12,000	Alphabet Inc. Class C *	1,827,120
		3,940,140	14.51%

Services - Prepackaged Software
600	Microsoft Corporation	252,432	0.93%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
6,000	Unilever PLC **	301,140	1.11%

Special Industry Machinery, NEC
300	ASML Holding N.V. **	291,141	1.07%

Sugar & Confectionery Products
4,500	The Hershey Company	875,250	3.22%

Total for Common Stocks (Cost - $8,299,456)		$ 26,063,044	95.97%

Money Market Funds
1,078,329	Invesco Treasury Portfolio Institutional Class 5.21% ***	1,078,329	3.97%
	(Cost - $1,078,329)

Total Investment Securities		27,141,373	99.94%
	(Cost - $9,377,785)

Other Assets in Excess of Liabilities		17,040	0.06%

Net Assets		$ 27,158,413	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at March 31, 2024.